Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 442,141	$ 414,088
Short-term bank deposits	595	200,370
Accounts receivable, net	150,806	99,200
Inventories	123,385	88,406
Net investment in sales-type leases	8,170	6,696
Prepaid expenses	7,931	5,470
Deferred income taxes	25,697	16,501
Other current assets	37,903	21,398
Total current assets	796,628	852,129
Non-current assets
Goodwill	1,323,502	1,195,891
Other intangible assets, net	597,903	622,330
Property, plant and equipment, net	157,036	91,005
Net investment in sales-type leases - long-term	14,822	11,219
Other non-current assets	9,216	9,647
Total non-current assets	2,102,479	1,930,092
Total assets	2,899,107	2,782,221
Current liabilities
Accounts payable	37,359	35,375
Short-term debt	50,000
Accrued expenses and other current liabilities	47,760	29,868
Accrued compensation and related benefits	42,332	21,441
Obligations in connection with acquisitions	28,092	12,027
Deferred revenues	45,023	36,033
Total current liabilities	250,566	134,744
Non-current liabilities
Obligations in connection with acquisitions - long-term	26,461	16,998
Deferred tax liabilities	55,835	105,901
Deferred revenues - long-term	5,946	3,315
Other non-current liabilities	25,091	21,476
Total non-current liabilities	113,333	147,690
Total liabilities	363,899	282,434
Commitments and contingencies, see notes 9
Redeemable non-controlling interests	3,969
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 50,923 thousands shares and 49,211 thousands shares issued and outstanding at December 31, 2014 and 2013, respectively	139	133
Additional paid-in capital	2,568,149	2,412,197
Retained earnings (accumulated deficit)	(33,871)	85,549
Accumulated other comprehensive income (loss)	(3,647)	1,908
Equity attributable to Stratasys Ltd.	2,530,770	2,499,787
Non-controlling interests	469
Total equity	2,531,239	2,499,787
Total liabilities and equity	$ 2,899,107	$ 2,782,221